Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 11 — Subsequent Events

On October 27, 2016, we priced an underwritten public offering of 5,735,000 shares of its common stock and warrants to purchase up to an aggregate of 5,735,000 shares of its common stock at a combined public offering price of $1.50 per share and related warrant. The gross proceeds from the offering to Aytu are expected to be approximately $8.6 million, before deducting the underwriting discount and estimated offering expenses payable by Aytu, but excluding the exercise proceeds of any warrants. The company also has granted the representative of the underwriters a 45-day option to purchase up to an additional 860,250 shares and/or 860,250 additional warrants. The shares of common stock will be immediately separable from the warrants and will be issued separately. The warrants are exercisable immediately upon issuance, expire five years after the date of issuance and have an exercise price of $1.86 per share.

Note 13 — Subsequent Events

In July 2016, Aytu cancelled and re-issued certain outstanding stock option agreements as well as issued an additional 441,999 stock options to executives, employees, directors and consultants. Aytu also issued 1.0 million shares of restricted stock to executive officers and directors.
On July 27, 2016, we entered into a purchase agreement (the “Purchase Agreement”), together with a registration rights agreement (the “Registration Rights Agreement”), with Lincoln Park Capital Fund, LLC (“Lincoln Park”), an Illinois limited liability company. Upon signing the Purchase Agreement, Lincoln Park agreed to purchase 133,690 shares of our common stock for $500,000 as an initial purchase under the agreement.
Under the terms and subject to the conditions of the Purchase Agreement, we have the right to sell to and Lincoln Park is obligated to purchase up to an additional $10.0 million in amounts of shares of our common stock (“Common Stock”), subject to certain limitations, from time to time, over the 36-month period commencing on the date that a registration statement, which we agreed to file with the Securities and Exchange Commission (the “SEC”) pursuant to the Registration Rights Agreement, is declared effective by the SEC and a final prospectus in connection therewith is filed.
In connection with the Purchase Agreement, we issued as a commitment fee to Lincoln Park 52,500 shares of Common Stock. Joseph Gunnar & Co., LLC (“Joseph Gunnar”) and Fordham Financial Management, Inc. (“Fordham”) acted as Financial Advisor on our behalf. Upon the execution of the Purchase Agreement, we paid $50,000 to Joseph Gunnar and $50,000 to Fordham. Upon the earlier of six months from the execution of the Purchase Agreement or upon the effectiveness of the resale registration statement to be filed pursuant to the Registration Rights Agreement, we will pay an additional $50,000 to Joseph Gunnar and $50,000 to Fordham.